Significant accounting policies	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Significant accounting policies

a.	Basis of presentation

The accompanying unaudited condensed interim consolidated and combined carve-out financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”) for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all of the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated and combined carve-out financial statements should be read in conjunction with the audited combined carve-out financial statements for the year ended December 31, 2014, included in the Partnership’s Annual Report on Form 20-F/A filed with the Securities and Exchange Commission (“SEC”) on November 30, 2015 (the “Form 20-F/A”).

As of August 13, 2014, financial statements of the Partnership are consolidated since it was a separate legal entity owning the interests in the subsidiaries and joint ventures. At the closing of the IPO, the transfer of the interests was recorded at Höegh LNG’s consolidated book values. Prior to that date, the income statement, balance sheet and cash flows, as converted to US GAAP, have been carved out of the consolidated financial statements of Höegh LNG and are presented on a combined carve-out basis for the Combined Entities. The combined carve-out financial statements include the related assets, liabilities, revenues, expenses and cash flows directly attributable to Hoegh LNG Lampung Pte. Ltd. and PT Hoegh LNG Lampung. In addition, the investment in 50% of the joint ventures using the equity method of accounting, and the related advances to joint ventures and interest income on the advances, are included in the consolidated and combined carve-out financial statements. The combined carve-out financial statements prior to August 13, 2014, also include allocations of certain administrative expenses.

Included in the combined carve-out equity as of August 12, 2014, were amounts related to promissory notes and related accrued interest due to Höegh LNG. Höegh LNG’s receivables for the promissory notes and related accrued interest of the Partnership’s subsidiaries were contributed to the Partnership as part of the Formation transactions. Refer to note 3 for additional discussion of the contribution. As a result, the liabilities of the Partnership’s subsidiaries are eliminated on consolidation since they were no longer external liabilities to the Partnership. Accordingly, this is equivalent to not transferring the subsidiaries’ liabilities to the Partnership. Therefore, the corresponding amounts have been eliminated for the Partnership’s opening equity position as of August 12, 2014. Details of the liabilities eliminated are as follows:

As of
August 12,
(in thousands of U.S. dollars)	2014
Accrued interest on $48.5 million Promissory note due to Höegh LNG transferred to Partnership	$(1,684)
Accrued interest on $101.5 million Promissory note due to Höegh LNG transferred to Partnership	(2,947)
$40.0 million Promissory note and accrued interest due to Höegh LNG transferred to Partnership	(41,168)

Elimination to equity as of August 12, 2014	$45,799

It has been determined that PT Hoegh LNG Lampung, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity’s expected residual returns and substantially all of the entity’s activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated and combined carve-out financial statements. Dividends may only be paid if the retained earnings are positive under Indonesian law and requirements are fulfilled under the Lampung facility. As of June 30, 2015, PT Hoegh LNG Lampung has negative retained earnings and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. Refer to note 9.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership’s carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated and combined carve-out balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $9.1 million and $9.8 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $29.4 million and $28.4 million, respectively, as of June 30, 2015 and December 31, 2014. The Partnership’s carrying value for SRV Joint Gas Two Ltd., consists of a receivable for the advances of $8.5 million and $9.1 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $32.4 million and $31.2 million, respectively, as of June 30, 2015 and December 31, 2014 . The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

b.	Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated and combined carve-out financial statements are consistent with those applied in the audited consolidated and combined carve-out financial statements for the year ended December 31, 2014 included in the Partnership’s Form 20-F/A.

c.	Recent accounting pronouncements

There are no recent accounting pronouncements, whose adoption had a material impact on the consolidated and combined carve-out financial statements for the three months ended June 30, 2015. The following recent accounting pronouncements are effective for future periods.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued revised guidance for consolidation; Amendments to the Consolidation Analysis. The new guidance requires that entities re-evaluate their consolidation conclusions for their variable interests in other legal entities. The amendments are effective for annual and interim periods beginning after December 31, 2015. The Partnership is assessing what impact, if any, the adoption of this guidance will have on the consolidated and combined carve-out financial position, results of operations and cash flows.

In April 2015, the FASB issued revised guidance for the classification of debt issuance cost; Simplifying the Presentation of Debt Issuance Cost. Under the new guidance, deferred debt issuance cost will no longer be classified as assets but presented as a direct deduction from the carrying amount of the associated debt in the balance sheet. The presentation in the balance sheet will be adjusted on a retrospective basis. The amendments are effective for annual and interim periods beginning after December 31, 2015 and early adoption is permitted. Implementation of the revised guidance will result in a change in the classification of the deferred debt issuance cost on the Partnership’s consolidated and combined carve-out balance sheet.

d.	Restatement of previously announced results

Certain of the unaudited condensed interim consolidated and combined carve-out financial statements for the three and six months ended June 30, 2015 and 2014 have been restated for the items set forth below from the Partnership’s previously announced results for the three months ended June 30, 2015 and 2014 that were included in a press release dated August 27, 2015 (the “original press release”) furnished to the SEC on a Form 6-K on August 27, 2015.

See the Form 20-F/A filed with the SEC on November 30, 2015 for further information.

1.	Value added taxes (“VAT”), withholding taxes (“WHT”) and other

The Partnership announced in August 2015 that it was reviewing its accounting treatment for certain Indonesian value added tax (“VAT”) and Indonesian withholding tax (“WHT”) transactions for the years ended December 31, 2014 and 2013. All of the VAT and WHT restatement adjustments relate to the Partnership’s subsidiary, PT Hoegh LNG Lampung. In completing the review and reconciliation procedures during 2015, certain VAT balances recorded to the consolidated and combined carve-out balance sheet raised concerns about the appropriateness of the accounting treatment for VAT. The review and reconciliation procedures were subsequently expanded to include WHT balances. In the course of its review, the Partnership also completed a detailed analysis to confirm that all VAT and WHT transactions had been properly reported to Indonesian tax authorities.

Errors in accounting treatment of VAT and WHT
In Indonesia, the general rule is that VAT paid on supplier invoices is creditable (“creditable VAT”) against VAT received on customer invoices in determining the net amount of VAT due to the Indonesian tax authorities. The proper accounting treatment for creditable VAT paid on supplier invoices is to record it as a receivable on the balance sheet since it reduces the VAT liability due to the tax authorities on VAT received for customer invoices. However, prior to the start-up of revenue generating activities, VAT on most supplier invoices is non-creditable (“non-creditable VAT”). As a result, non-creditable VAT paid to the tax authorities on supplier invoices cannot subsequently be credited against VAT received on customer invoices. The proper accounting is to record non-creditable VAT as part of the expense of the associated supplier invoices or to capitalize it as a component of the asset to which it relates. Non-creditable VAT was incorrectly recorded as a VAT receivable in the Partnership’s consolidated and combined carve-out balance sheets as of June 30, 2015 and December 31, 2014. Non-creditable VAT should have been recorded as components of vessel operating expenses, construction contract expenses, administrative expenses, newbuilding (net investment in direct financing lease) or deferred debt issuance cost in the periods incurred.

In addition, due to the understanding reached with the charterer releasing it from the obligation to pay the charter invoices for September and October 2014 (refer to note 14), a correction to expense the VAT associated with the invoices that were not payable from the charterer was required. Following PT Hoegh LNG Lampung’s inquiry process with the Indonesian tax authorities on the proper basis for applying VAT to the construction contract invoices related to the Mooring, an adjustment of approximately $6.2 million as of June 30, 2014 was recorded to increase the trade receivables from the charterer and VAT liabilities due to the Indonesian tax authorities on the consolidated and combined carve-out balance sheet.

In Indonesia, WHT is due to be paid on supplier invoices from foreign vendors providing services, goods and financing depending upon applicable tax treaties. The proper accounting treatment is to record WHT as an expense of the period, as other items, net, or a component of the capitalized asset (newbuilding (net investment in direct financing lease) or deferred debt issuance cost). Certain tax amounts are also required to be withheld by the charterer on payments of the time charter /customer invoices. The Partnership’s accounting policy is to record its revenues net of taxes. WHT paid on supplier invoices and withheld on time charter invoices was incorrectly recorded to a liability account in the consolidated and combined carve-out balance sheet.

PT Hoegh LNG Lampung uses an external service provider to complete filings for VAT and WHT to the Indonesian tax authorities as a basis for settlement of its VAT and WHT liabilities. The accuracy of the filings submitted to the tax authorities is dependent on PT Hoegh LNG Lampung providing the external service provider with transaction information for the VAT and WHT computation. In the course of its review, the Partnership identified certain VAT and WHT amounts that had not been previously reported. Amendments to the previous VAT and WHT filings have been made to the Indonesian tax authorities and the impact, including penalties imposed by the Indonesian tax authorities, recorded as part of the restatement adjustments for the three and six months ended June 30, 2014.

Pursuant to the omnibus agreement with Höegh LNG, the Partnership is indemnified by Höegh LNG for non-budgeted, non-creditable Indonesian VAT and non-budgeted Indonesian WHT, and any related impact on cash flow for the periods as further described in note 11.

Related adjustments

As a consequence of the reimbursable nature of certain VAT and WHT under PT Hoegh LNG Lampung’s time charter, related adjustments are required for revenue recognition as follows:

Related adjustments to revenues: Under terms of its time charter, PT Hoegh LNG Lampung is reimbursed by the charterer for Indonesian corporate income taxes, WHT on certain interest expenses, certain services and dividends and all Indonesian taxes, including VAT, related to the Mooring. During 2014, the charterer was invoiced for an estimate of the reimbursement of applicable taxes (the “Tax element”) which is subject to a final settlement pending an audit process to compare the invoiced Tax element to actual applicable taxes incurred. The revenue on the Tax element was recognized in the consolidated and combined carve-out income statements only to the extent that applicable taxes were identified as incurred during the applicable period. The remaining invoiced Tax element was deferred pending the completion of the audit process. As of November  30, 2015, the date of the filing of these restated financial statements, the final settlement of the Tax element has not been completed. As a result of identifying additional VAT related to the Mooring and WHT expenses recorded as part of the restatement, previously deferred revenues for the Tax element have been recognized as revenue in the restatement adjustments for the additional actual taxes incurred to the extent that such revenues are deemed fixed and determinable.

As discussed in note 14, the Partnership was indemnified by Höegh LNG for hire rate, taxes and VAT payments not received under PT Hoegh LNG Lampung’s time charter for September and October 2014. The Partnership received indemnification payments from Höegh LNG in September and October 2014, respectively, for the September and October 2014 invoices not paid by the charterer of $6.5 million and $6.7 million, respectively. The Partnership originally recognized part of the payments from Höegh LNG for September and October 2014 as revenue, net of certain deferrals related to part of the tax element and VAT. As a result of identifying additional VAT and WHT expenses recorded as part of the restatement, restatement adjustments include recognition of previously deferred indemnification revenues of approximately $4.9 million. After the restatement adjustments, all of the indemnification payments for the September and October 2014 invoices have been recognized as revenue and there is no remaining deferred indemnification on the consolidated and combined carve-out balance sheet as of December 31, 2014. For additional information on the accounting for the indemnification of the loss of hire, refer to note 2 c. significant accounting policies on insurance and other claims in the audited restated consolidated and combined carve-out financial statements for the year ended December 31, 2014 included in the Form 20-F/A.

Adjustments to revenue that were associated with Indonesian VAT and WHT related to the Mooring have been accrued and included in the construction contract revenues. All other adjustments to revenue are included in the time charter revenues or other revenues. As a result of restating the total estimated construction contract expenses and revenues, the computation of the percentage of completion method has been restated for the three and six months ended June 30, 2014. For additional information on the percentage of completion method, refer to note 2 c. significant accounting policies on construction revenues and related expenses in the audited restated consolidated and combined carve-out financial statements for the year ended December 31, 2014 included in the Form 20-F/A.

Reclassification and tax adjustments: As the Partnership completed its review of the financial reporting for PT Hoegh LNG Lampung, it identified certain other corrections related to PT Hoegh LNG Lampung for 2014. The main correction was related to a reclassification between vessel operating expenses and administrative expenses. The correction recorded resulted in a decrease in vessel operating expenses and an offsetting increase in administrative expenses for the three and six months ended June 30, 2014. In addition, when the Indonesian tax advisors completed the computation of the tax loss carryforward based upon the restated results for PT Hoegh LNG Lampung for the year ended December 31, 2014, they altered the tax treatment of a component of the losses on derivative instruments compared with the original tax computation for the year ended December 31, 2014. The tax advisors had subsequently identified a private Indonesian tax ruling indicating that all of the gains and losses on derivative instruments were not tax deductible. As a result, the Partnership re-evaluated the recognition of the deferred tax asset and associated valuation allowance recorded as a component of other comprehensive income in equity related to the derivative instrument as of December 31, 2014. As result of the change to the deferred tax asset as of December 31, 2014, the reclassification of the income tax benefit from other comprehensive income to income tax expense (benefit) in the consolidated and combined carve-out statements of income has changed for the three and six months ended June 30, 2015.

2.	Indirect adjustments related to VAT and WHT

In addition to the related adjustments described above, the restatement adjustments related to VAT and WHT impacted the capitalized cost of  PT Hoegh LNG Lampung’s newbuilding (net investment in direct financing lease) and deferred debt issuance cost related to the Lampung facility and the basis for computing the revenue for the direct financing lease and amortization of debt issuance cost. The lease element of PT Hoegh LNG Lampung’s time charter is accounted for as a direct financing lease. As a result of the restatement adjustments described above, the effective interest rate method was recalculated for the revenue for the direct financing lease and for the amortization of the deferred debt issuance cost. The changes in accounting for the resulting amortization of the direct financing lease and the deferred debt issuance cost do not affect or the Partnership’s cash flows or liquidity.

The original press release presented the unaudited condensed consolidated and combined carve-out balance sheets as of June 30, 2015 and December 31, 2014 and the unaudited condensed consolidated and combined carve-out statements of income for the three months ended June 30, 2015 and 2014 which are restated in this Form 6-K

The Partnership is also presenting the pre-restatement and as restated information for its unaudited condensed consolidated and combined carve-out statements of income and cash flows for the six months ended June 30, 2015 and 2014, as well as its unaudited condensed consolidated and combined carve-out statements of comprehensive income for the three and six months ended June 30, 2015 and 2014, and changes in partners’ capital/owners equity as of June 30, 2015 and December 31, 2014.

The following table presents the effect of the restatement on the Partnership’s consolidated and combined carve-out statement of income:

	Three months ended June 30, 2015
		Adjustments
		VAT,
	As	WHT and	Indirect
(in thousands of U.S. dollars, except per unit amounts)	reported	other	adjustments	As restated
REVENUES
Time charter revenues	$11,087	—	(22)	$11,065
Total revenues	11,087	—	(22)	11,065
OPERATING EXPENSES
Vessel operating expenses	(1,599)	—	—	(1,599)
Administrative expenses	(2,215)	—	—	(2,215)
Depreciation and amortization	(8)	—	—	(8)
Total operating expenses	(3,822)	—	—	(3,822)
Equity in earnings (losses) of joint ventures	11,481	—	—	11,481
Operating income	18,746	—	(22)	18,724
FINANCIAL INCOME (EXPENSES), NET
Interest income	2,425	—	—	2,425
Interest expense	(3,734)	—	24	(3,710)
Gain (loss) on derivative financial instruments	(8)	—	—	(8)
Other items, net	(934)	—	—	(934)
Total financial income (expense), net	(2,251)	—	24	(2,227)
Income (loss) before tax	16,495	—	2	16,497
Income tax expense	(179)	120	—	(59)
Net income (loss)	$16,316	120	2	$16,438

Earnings per unit
Common unit public (basic and diluted)	$0.62			$0.62
Commn unit Höegh LNG (Basic and diluted)	$0.62			$0.62
Subordinated unit (basic and diluted)	$0.62			$0.62

	Six months ended June 30, 2015
		Adjustments
	Pre-	VAT,		As
(in thousands of U.S. dollars, except per unit amounts)	restatement	WHT and other	Indirect adjustments	restated
REVENUES
Time charter revenues	$22,622	—	(45)	$22,577
Total revenues	22,622	—	(45)	22,577
OPERATING EXPENSES
Vessel operating expenses	(3,859)	—	—	(3,859)
Administrative expenses	(4,314)	—	—	(4,314)
Depreciation and amortization	(16)	—	—	(16)
Total operating expenses	(8,189)	—	—	(8,189)
Equity in earnings (losses) of joint ventures	9,359	—	—	9,359
Operating income	23,792	—	(45)	23,747
FINANCIAL INCOME (EXPENSES), NET	—	—	—
Interest income	4,852	—	—	4,852
Interest expense	(7,633)	—	123	(7,510)
Gain (loss) on derivative financial instruments	113	—	—	113
Other items, net	(2,034)	—	—	(2,034)
Total financial income (expense), net	(4,702)	—	123	(4,579)
Income (loss) before tax	19,090	—	78	19,168
Income tax expense	(356)	204	—	(152)
Net income (loss)	$18,734	204	78	$19,016

Earnings per unit
Common unit public (basic and diluted)	$0.71			$0.72
Common unit Höegh LNG (Basic and diluted)	$0.71			$0.72
Subordinated unit (basic and diluted)	$0.71			$0.72

	Three months ended June 30, 2014
		Adjustments
		VAT,
	As	WHT and	Indirect	As
(in thousands of U.S. dollars)	reported	other	adjustments	restated
REVENUES
Construction contract revenues	$7,485	599	—	$8,084
Other revenue	—	241	—	241
Total revenues	7,485	840	—	8,325
OPERATING EXPENSES
Vessel operating expenses	(1,145)	386	—	(759)
Construction contract expenses	(6,073)	(595)	—	(6,668)
Administrative expenses	(2,362)	(444)	—	(2,806)
Depreciation and amortization	(972)	—	—	(972)
Total operating expenses	(10,552)	(653)	—	(11,205)
Equity in earnings (losses) of joint ventures	(2,125)	—	—	(2,125)
Operating income (loss)	(5,192)	187	—	(5,005)
FINANCIAL INCOME (EXPENSES), NET
Interest income	435	—	—	435
Interest expense	(2,212)	—	(44)	(2,256)
Other items, net	(512)	(120)	—	(631)
Total financial income (expense), net	(2,289)	(120)	(44)	(2,452)
Income (loss) before tax	(7,481)	68	(44)	(7,457)
Income tax expense	175	(375)	—	(200)
Net income (loss)	$(7,306)	(307)	(44)	$(7,657)

	Six months ended June 30, 2014
		Adjustments
		Vat,
		WHT
	Pre-	and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
REVENUES
Construction contract revenues	$36,612	2,227	—	$38,839
Other revenue	—	474	—	474
Total revenues	36,612	2,701	—	39,313
OPERATING EXPENSES
Vessel operating expenses	(1,145)	386	—	(759)
Construction contract expenses	(30,734)	(2,748)	—	(33,482)
Administrative expenses	(6,510)	(476)	—	(6,986)
Depreciation and amortization	(980)	—	—	(980)
Total operating expenses	(39,369)	(2,838)	—	(42,207)
Equity in earnings (losses) of joint ventures	(3,796)	—	—	(3,796)
Operating income (loss)	(6,553)	(137)	—	(6,690)
FINANCIAL INCOME (EXPENSES), NET
Interest income	901	—	—	901
Interest expense	(2,293)	—	(61)	(2,354)
Other items, net	(892)	(210)	—	(1,102)
Total financial income (expense), net	(2,284)	(210)	(61)	(2,555)
Income (loss) before tax	(8,837)	(347)	(61)	(9,245)
Income tax expense	(233)	—	—	(233)
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)

The following table presents the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out statement of comprehensive income:

	Three months ended June 30, 2015
		Adjustments
	As	VAT, WHT	Indirect
	reported	and other	adjustments	As restated
Net income	$16,316	120	2	$16,438
Unrealized losses on cash flow hedge	2,981	—	—	2,981
Income tax benefit	—	(118)	—	(118)
Other comprehensive income	2,981	(118)	—	2,863
Comprehensive income (loss)	$19,297	2	2	$19,301

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
	restatement	other	adjustments	restated
Net income	$18,734	204	78	$19,016
Unrealized losses on cash flow hedge	714	—	—	714
Income tax benefit	—	(203)	—	(203)
Other comprehensive income	714	(203)	—	511
Comprehensive income (loss)	$19,448	1	78	$19,527

	Three months ended June 30, 2014
		Adjustments
		VAT,
	As	WHT and	Indirect	As
	reported	other	adjustments	restated
Net income (loss)	$(7,306)	(307)	(44)	$(7,657)
Unrealized losses on cash flow hedge	(3,850)	—	—	(3,850)
Income tax benefit	963	—	—	963
Other comprehensive income	(2,887)	—	—	(2,887)
Comprehensive income (loss)	$(10,193)	(307)	(44)	$(10,544)

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
	restatement	other	adjustments	restated
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)
Unrealized losses on cash flow hedge	(7,316)	—	—	(7,316)
Income tax benefit	1,829	—	—	1,829
Other comprehensive income	(5,487)	—	—	(5,487)
Comprehensive income (loss)	$(14,557)	(347)	(61)	$(14,965)

The following tables show the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out balance sheets :

	As of June 30, 2015
		Adjustments
		VAT,
		WHT
	As	and	Indirect	As
	reported	other	adjustments	restated
ASSETS
Current assets
Cash and cash equivalents	$29,373	—	—	$29,373
Restricted cash	9,463	—	—	9,463
Trade receivables	—	6,189	—	6,189
Deferred debt issuance cost	2,561	(29)	—	2,532
Current portion of net investment in direct financing lease	2,962	134	(45)	3,051
Current deferred tax asset	316	24		340
Prepaid expenses and other receivables	3,222	(206)	—	3,016
Other current assets	148,713	—	—	148,713
Total current assets	196,610	6,112	(45)	202,677
Long-term assets
Restricted cash	15,116	—	—	15,116
Deferred debt issuance cost	10,367	—	124	10,491
Net investment in direct financing lease	291,490	154	—	291,644
Long-term deferred tax asset	1,396	272	—	1,668
Other long-term assets	20,080	(6,176)	—	13,904
Other equipment and advances to joint ventures	9,770	—	—	9,770
Total long-term assets	348,219	(5,750)	124	342,593
Total assets	$544,829	362	79	$545,270
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	264	6,714	—	6,978
Accrued liabilities and other payables	18,655	(5,465)	—	13,190
Other current liabilities	27,211	—	—	27,211
Total current liabilities	46,130	1,249	—	47,379
Total long-term liabilities	255,996	—	—	255,996
Total liabilities	302,126	1,249	—	303,375
Total equity	242,703	(887)	79	241,895
Total liabilities and equity	$544,829	362	79	$545,270

	As of December 31, 2014
		Adjustments
		VAT,
		WHT
	As	and	Indirect	As
	reported	other	adjustments	restated
ASSETS
Current assets
Cash and cash equivalents	$30,477	—	—	$30,477
Restricted cash	21,935	—	—	21,935
Trade receivables	—	6,189	—	6,189
Deferred debt issuance cost	2,603	(29)	—	2,574
Current portion of net investment in direct financing lease	2,809	85	—	2,894
Current deferred tax asset	318	25	—	343
Prepaid expenses and other receivables	5,091	(4,527)	—	564
Other current assets	149,906	—	—	149,906
Total current assets	213,139	1,743	—	214,882
Long-term assets
Restricted cash	15,184	—	—	15,184
Deferred debt issuance cost	11,974	(343)	(75)	11,556
Net investment in direct financing lease	292,379	120	(30)	292,469
Long-term deferred tax asset	1,572	95	—	1,667
Other long-term assets	21,626	(6,177)	—	15,449
Other equipment and advances to joint ventures	12,341	—	—	12,341
Total long-term assets	355,076	(6,306)	(105)	348,666
Total assets	$568,215	(4,562)	(105)	$563,548
LIABILITIES AND EQUITY
Current liabilities
Value added and withholding tax liability	835	2,231	—	3,066
Accrued liabilities and other payables	19,201	(5,836)	—	13,365
Other current liabilities	31,088	—	—	31,088
Total current liabilities	51,124	(3,605)	—	47,519
Total long-term liabilities	279,651	—	—	279,651
Total liabilities	330,775	(3,605)	—	327,170
Total equity	237,440	(957)	(105)	236,378
Total liabilities and equity	$568,215	(4,562)	(105)	$563,548

The following tables show the effect of the restatement on the Partnership’s condensed consolidated and combined carve-out statements of cash flows

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
OPERATING ACTIVITIES
Net income (loss)	$18,734	204	78	$19,016
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	16	—	—	16
Equity in losses (earnings) of joint ventures	(9,359)	—	—	(9,359)
Changes in accrued interest income on advances to joint ventures and demand note	706	—	—	706
Amortization and write off of deferred debt issuance cost	1,419	—	(123)	1,296
Changes in accrued interest expense	(105)	—	—	(105)
Net currency exchange losses (gains)	529	—	—	529
Unrealized loss (gain) on financial instruments	(113)	—	—	(113)
Other adjustments	69	(204)	—	(135)
Changes in working capital:
Restricted cash	12,012	—	—	12,012
Prepaid expenses and other receivables	2,011	—	—	2,011
Trade payables	287	—	—	287
Amounts due to owners and affiliates	(3,729)	—	—	(3,729)
Value added and withholding tax liability	(570)	—	—	(570)
Accrued liabilities and other payables	(3,135)	—	—	(3,135)
Net cash provided by (used in) operating activities	$18,772	—	(45)	$18,727

	Six months ended June 30, 2015
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	$(757)	—	—	$(757)
Receipts from repayment of principal on advances to joint ventures	3,043	—	—	3,043
Receipts from repayment of principal on direct financing lease	1,380	—	45	1,425
Net cash provided by investing activities	3,666	—	45	3,711
FINANCING ACTIVITIES
Repayment of long-term debt	(9,531)	—	—	(9,531)
Cash distributions to unitholders	(17,761)	—	—	(17,761)
Proceeds from indemnifications received from Höegh LNG	3,682	—	—	3,682
(Increase) decrease in restricted cash	68	—	—	68
Net cash provided by (used in) financing activities	(23,542)	—	—	(23,542)

Increase (decrease) in cash and cash equivalents	(1,104)	—	—	(1,104
Cash and cash equivalents, beginning of period	30,477	—	—	30,477
Cash and cash equivalents, end of period	$29,373	—	—	$29,373

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
OPERATING ACTIVITIES
Net income (loss)	$(9,070)	(347)	(61)	$(9,478)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	980	—	—	980
Equity in losses (earnings) of joint ventures	3,796	—	—	3,796
Changes in accrued interest income on advances to joint ventures and demand note	(579)	—	—	(579)
Amortization and write off of deferred debt issuance cost	2,338	—	61	2,399
Changes in accrued interest expense	1,006	—	—	1,006
Refundable value added tax on import	(26,298)	—	—	(26,298)
Changes in working capital:
Trade receivables	(87)	(6,189)	—	(6,276)
Unbilled construction contract income	54,473	(2,227)	—	52,246
Bunkers	(2,931)	—	—	(2,931)
Prepaid expenses and other receivables	(1,845)	—	—	(1,845)
Trade payables	424	—	—	424
Amounts due to owners and affiliates	8,202	—	—	8,202
Value added and withholding tax liability	1,358	8,605	—	9,963
Accrued liabilities and other payables	3,259	(457)	—	2,802
Net cash provided by (used in) operating activities	35,026	(615)	—	34,411

INVESTING ACTIVITIES
Expenditure for newbuildings and other equipment	(169,676)	(122)	—	(169,798)
Receipts from repayment of principal on advances to joint ventures	3,983	—	—	3,983
(Increase) decrease in restricted cash	10,700	—	—	10,700
Net cash provided by investing activities	$(154,993)	(122)	—	$(155,115)

	Six months ended June 30, 2014
		Adjustments
		VAT,
	Pre-	WHT and	Indirect	As
(in thousands of U.S. dollars)	restatement	other	adjustments	restated
FINANCING ACTIVITIES
Proceeds from long-term debt	$257,099	—	—	$257,099
Repayment of loans and promissory notes due to owners and affiliates	(46,741)	—	—	(46,741)
Contributions from (distributions to) owner	(10,962)	—	—	(10,962)
Customer loan for funding of value added liability on import	26,298	—	—	26,298
Payment of debt issuance cost	(8,973)	737	—	(8,236)
Net cash provided by (used in) financing activities	216,721	737	—	217,458

Increase (decrease) in cash and cash equivalents	96,754	—	—	96,754
Cash and cash equivalents, beginning of period	108	—	—	108
Cash and cash equivalents, end of period	$96,862	—	—	$96,862

The following table presents the effect of the restatement on the Partnership’s previously reported net income (loss) and total equity as of the date and for the periods shown:

	Net income (loss)				Total equity
	Three months ended		Six months ended		As of	As of
	June 30		June 30,		June 30,	December 31,
	2015	2014	2015	2014	2015	2014
As previously reported or pre-restatement	$16,316	(7,306)	18,734	(9,070)	242,703	$237,440
Adjustments:
VAT, WHT and other	120	(307)	204	(347)	(887)	(957)
Indirect adjustments	2	(44)	78	(61)	79	(105)
As restated	$16,438	(7,657)	19,016	(9,478)	241,895	$236,378